Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Property, Plant and Equipment [Line Items]
Summary of Property and Equipment
Property and equipment, net consisted of the following as of December 31, 2020 and 2021:

	DECEMBER 31,
	2020	2021
Computer hardware and software	$533	$732
Laboratory equipment	8,040	19,590
Leasehold improvements	4,545	10,442
Construction in progress	6,847	1,894

Total	19,965	32,658
Less: Accumulated depreciation and amortization	(3,686)	(9,259)

Property and equipment , net	$16,279	$23,399